UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21748

Bread & Butter Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

3633 Hill Rd. 3rd Flr., Parsippany, NJ  07054
(Address of Principal Executive Offices)  (Zip Code)

James B. Potkul, Potkul Capital Management LLC
3633 Hill Rd. 3rd Flr., Parsippany, NJ  07054
(Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code:  973-331-1000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.
Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW,Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                     Bread & Butter Fund, Inc.
                      SCHEDULE OF INVESTMENTS
                     September 30, 2006 (unaudited)

                               Shares   Historical Cost      Value
                               ------   ---------------      ------
COMMON STOCKS - 59.68%

Business Services - 3.76%
--------------------------

  Central Parking Corp.         2,000       28,184            33,000
                                          ----------        --------
                                            28,184            33,000


Diversified Holding Cos. - 2.89%
--------------------------------
  Berkshire Hathaway Cl B*          8       23,466            25,392
                                           --------         --------
                                            23,466            25,392

Closed End Investment Company - 4.15%
-------------------------------------
  NGP Capital Resources Company 2,500       33,170            36,475
                                           --------          -------
                                            33,170            36,475


Energy   -  14.69%
------------------
  ConocoPhillips                  550       32,619            32,741
  El Paso Corporation           2,090       23,124            28,508
  Helmerich & Payne Inc         1,100       24,330            25,333
  Patterson UTI Energy            800       21,626            19,008
  Pioneer Natural Resources       600       23,626            23,472
                                           --------          -------
                                           125,325           129,062

Financials -  3.64%
-------------------
  Mitsubishi UFJ Financial ADRF 2,500       31,055            32,025
                                           --------          -------
                                            31,055            32,025

Media/Entertainment - 7.67%
----------------------------
  News Corp. Ltd. B             1,500       23,785            30,960
  Time Warner Inc.              2,000       36,065            36,460
                                           ---------        --------
                                            59,850            67,420

Pharmaceutical - 7.75%
----------------------
  Pfizer Incorporated           2,400       50,588            68,064
                                           --------          -------
                                            50,588            68,064

Real Estate (REITs) - 11.67%
----------------------------
  Sun Communities Inc.          2,500       76,285            79,900
  Origen Financial Inc.         4,000       23,970            22,680
                                           --------          -------
                                           100,255           102,580

Telecommunications - 3.46%
--------------------------
  IDT Corp*                     2,150       26,025            30,401
                                           --------          -------
                                            26,025            30,401


TOTAL COMMON STOCKS                        477,918           524,419
                                           ---------         -------


SHORT-TERM INVESTMENTS - 34.46%
--------------------------------
   Schwab Value Advantage        302,757   302,757           302,757
   Money Market Fund
   Schwab One Money Market            73        73                73
                                           --------          -------

TOTAL SHORT-TERM INVESTMENTS               302,830           302,830
                                           --------          -------

TOTAL INVESTMENTS                        $ 780,748           827,249
                                           --------

OTHER ASSETS AND LIABILITIES - 5.86%                          51,446
                                                             -------

NET ASSETS - 100.00%                                        $878,695
                                                            --------

*Non-income producing during the year.

The accompanying notes are an integral part of these financial statements.




Security Transactions

At September 30, 2006, the net unrealized appreciation on investment, based on cost for federal income tax purposes of $ 477,918 amounted to $46,501 which consisted of aggregate gross unrealized appreciation of $50,563 and aggregate gross unrealized depreciation of ($4,062).




Notes to Financial Statements

Bread & Butter Fund, Inc.


ITEM 1.
Securities Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the Nasdaq over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, or when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors in accordance with the Fund's "Fair Value Policy" that has been authorized by the Fund's Board. The Board has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph,based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bread & Butter Fund, Inc.

By /s/  James B. Potkul
------------------------------------------------
           James B. Potkul
           President/Principal Financial Officer

Date:  October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James B. Potkul
------------------------------------------------
         James B. Potkul
         President/Principal Financial Officer

Date: October 19, 2006